INVESTMENTS IN AFFILIATES AND JOINT VENTURES - Narrative (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Nov. 15, 2017 shares	Oct. 13, 2016 USD ($) $ / shares shares	Oct. 12, 2016 $ / shares	Jul. 25, 2016	Nov. 30, 2017 shares	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 06, 2016	Dec. 31, 2011 USD ($)	Mar. 31, 2006 $ / shares shares
Equity method investments acquired:
Minimum quarterly distribution per unit (in dollars per share) | $ / shares		$ 0.5775	$ 0.3850
Investments						$ 703,225	$ 648,780	$ 541,565
Investments, ownership percentage						100.00%
Dividends received						$ 52,666	55,517	$ 52,800
Percentage of voting interest acquired						50.00%
Egyptian Company for Gas Services S.A.E
Equity method investments acquired:
Common stock purchased (in shares) | shares											500,000
Common stock purchased, price per share (in dollars per share) | $ / shares											$ 1
Percentage of voting interest acquired						50.00%					50.00%
Investee capital share amount called										$ 7,500
Cash paid to maintain equity interest										$ 3,750
Ownership percentage, equity method investment										50.00%
Proceeds from dividends						$ 0	200
Golar Partners
Equity method investments acquired:
Investments						$ 467,097	$ 507,182
Investments, ownership percentage						31.80%	33.90%
Percentage of IDRs						100.00%
Investments						$ 484,000
Ownership percentage, equity method investment						31.80%	33.90%
Golar Partners, Common Unit
Equity method investments acquired:
Number of units (in shares) | shares	374,295	2,994,364
Number of earn-out units (in shares) | shares		748,592			374,295
Golar Partners, General Partner Units
Equity method investments acquired:
Number of units (in shares) | shares	7,639	61,109
Number of earn-out units (in shares) | shares		15,278			7,639
OneLNG
Equity method investments acquired:
Investments						$ 2,047	$ 10,200
Ownership percentage, equity method investment						51.00%	51.00%
Ownership percentage after transaction				51.00%
OneLNG | Schlumberger
Equity method investments acquired:
Ownership percentage after transaction				49.00%
The Cool Pool Limited (Pool Manager)
Equity method investments acquired:
Ownership percentage, equity method investment						33.00%	33.00%
The Cool Pool Limited (Pool Manager) | Vessels and equipment
Equity method investments acquired:
Number of vessels | vessel						19
Number of vessels contributed | vessel						9
The Cool Pool Limited (Pool Manager) | GasLog | Vessels and equipment
Equity method investments acquired:
Number of vessels contributed | vessel						5
The Cool Pool Limited (Pool Manager) | Dynagas | Vessels and equipment
Equity method investments acquired:
Number of vessels contributed | vessel						3
The Cool Pool Limited (Pool Manager) | Golar Power | Vessels and equipment
Equity method investments acquired:
Number of vessels contributed | vessel						2
Golar Power
Equity method investments acquired:
Investments						$ 228,696	$ 126,534
Ownership percentage, equity method investment						50.00%	50.00%		50.00%
Related party transaction amount						$ 111,000
Equity Method Investments
Equity method investments acquired:
Reclassification of derivative		$ (15,000)
Other Noncurrent Assets
Equity method investments acquired:
Reclassification of derivative		$ 15,000
Earn-Out Units
Equity method investments acquired:
Derivative liability						$ 7,400